JPMORGAN MUTUAL FUND INVESTMENT TRUST

270 Park Avenue

New York, New York 10017

September 27, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:	JPMorgan Mutual Fund Investment Trust (the “Trust”) on behalf of the JPMorgan Growth Advantage Fund File Nos. 811-5526 and 33-9421

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 61 (Amendment No. 65 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

This Amendment is being filed in order to add Class R6 Shares for the JPMorgan Growth Advantage Fund.

If you have any questions or comments, please call me at (614) 901-1370.

Very truly yours,

/s/ Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary